Fixed Assets, Net (Details) - Schedule of Fixed Assets - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (96,996)	$ (68,273)
Total fixed assets, net	458,503	482,130
Investment Properties [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, net	412,504	413,890
Computer and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, net	57,130	50,911
Software [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, net	$ 85,865	$ 85,602